Goodwill and Other Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Other Intangible Assets [Abstract]
Schedule of Goodwill

	Year Ended December 31,
	2013	2012
Balance, beginning of year	$4,388,429	$4,245,136
Goodwill acquired as part of acquisitions during current year	36,245	141,277
Consideration and purchase price allocation adjustments
for prior year’s acquisitions and other adjustments	(249)	2,016
Balance, end of year	$4,424,425	$4,388,429